Subsequent events - Additional Information (Detail) - Subsequent Event [Member] - CNY (¥)	Apr. 21, 2022	Feb. 28, 2022	Jan. 31, 2022
Beijing Xinxiang future technology development Co., Ltd [Member]
Subsequent Event [Line Items]
Percentage of equity interests hold			43.00%
Total consideration amount			¥ 4,300,000
Payments to acquire equity method investments		¥ 3,200,000
Beijing Pengxiang World Education Technology Co., LTD and Subsidiaries [Member]
Subsequent Event [Line Items]
Business combination total consideration	¥ 53,400,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%